FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Narrative) (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Allowance for Uncollectible Accounts Receivable [Member] | Five Customers [Member]
Concentration Risk [Line Items]
Concentration risk	65.70%
Allowance for Uncollectible Accounts Receivable [Member] | Four Customers [Member]
Concentration Risk [Line Items]
Concentration risk		54.97%
Rental Income [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk	29.91%
Rental Income [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk		43.65%